Equity (Narrative) (Details) - USD ($)	1 Months Ended											3 Months Ended																	6 Months Ended	12 Months Ended			36 Months Ended
	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Oct. 31, 2016	Aug. 31, 2016	Mar. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	Aug. 31, 2014	Mar. 21, 2014	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Aug. 01, 2016	Jul. 31, 2016	Apr. 30, 2015	Dec. 31, 2012	Oct. 05, 2012
Proposed Environmental Penalty												$ 0																	$ 0	$ 0			$ 0
Series A Convertible Preferred Units (329,295,770 units authorized, issued and outstanding as of December 31, 2016)												$ 180,000,000								$ 0									$ 180,000,000	$ 180,000,000	$ 0		$ 180,000,000
Stock Issued During Period, Shares, New Issues																														2,100,000	0	0
Ratio of Convertible Units to Common Units												31.50%																	31.50%	31.50%			31.50%
Stock Repurchase Program, Authorized Amount												$ 2,000,000,000												$ 1,000,000,000					$ 2,000,000,000	$ 2,000,000,000		$ 1,000,000,000	$ 2,000,000,000
Partners' Capital Account, Units, Unit-based Compensation																														0	33,600,000	42,300,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount												$ 936,000,000																	$ 936,000,000	$ 936,000,000			$ 936,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted																														3,000,000
Minimum beneficial percentage ownership, other than the Partnership's General Partner and its affiliates, no voting rights, not considered outstanding												20.00%																	20.00%	20.00%			20.00%
Limited Partners' Capital Account, Units Outstanding												1,046,947,157								1,044,767,336				1,077,500,000				1,119,800,000	1,046,947,157	1,046,947,157	1,044,767,336	1,077,500,000	1,046,947,157
Limited Partner interest in the Partnership, percentage																														97.71%
Gain from subsidiary issuances of common units																														$ 16,000,000	$ (526,000,000)	$ 744,000,000
Common Units Issued In Connection With The Dividend Reinvestment Plan																																	25,700,000
Class E Unit Distribution Rate												11.10%																	11.10%	11.10%			11.10%
Class E Unit Maximum Distribution												$ 1.41																	$ 1.41	$ 1.41			$ 1.41
Class F Unit Distribution Rate												35.00%																	35.00%	35.00%			35.00%
Class F Unit Maximum Distribution												$ 3.75																	$ 3.75	$ 3.75			$ 3.75
Payments to Acquire Businesses, Gross							$ 382,000,000
Conversion Price of Preferred Units																																				$ 44.37
Kelcy L. Warren [Member]
Stock Issued During Period, Shares, New Issues																														187,313,942
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest																														18.00%
Messrs. McReynolds, Ramsey and McCrea [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest																														2.20%
Mr. Ray Davis [Member] | LE GP, LLC [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest																														18.80%
Mr. Ray Davis [Member] | ETE [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest																														6.90%
PennTex [Member]
Distribution Made to Limited Partner, Distributions Paid, Per Unit												0.2950		$ 0.2950
ETP [Member]
Distribution Made to Limited Partner, Distributions Paid, Per Unit												0.7033		0.7033		$ 0.7033		$ 0.7033		$ 0.7033	$ 0.7033	$ 0.6900	$ 0.6767	$ 0.6633	$ 0.6500	$ 0.6367	$ 0.6233	$ 0.6133
Common Units Issued Inconnection With The Equity Distribution Agreement																														39,200,000
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement																														$ 891,000,000
Equity Distribution Agreements, Value of Units Available to be Issued																																			$ 1,500,000,000
Stock Issued During Period, Value, Dividend Reinvestment Plan																														216,000,000	360,000,000	$ 155,000,000
ETP [Member] | Sunoco, LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						68.42%
ETP [Member] | Legacy Sunoco, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						100.00%
Parent Company [Member]
Distribution Made to Limited Partner, Distributions Paid, Per Unit												$ 0.2850	[1]	0.2850	[1]	0.2850	[1]	0.2850	[1]	$ 0.2850	0.2850	0.2650	0.2450	0.2250	0.2075	0.1900	0.1794	0.1731
Series A Convertible Preferred Units (329,295,770 units authorized, issued and outstanding as of December 31, 2016)												$ 180,000,000								$ 0									$ 180,000,000	180,000,000	0		$ 180,000,000
Sunoco Logistics [Member]
Proposed Environmental Penalty												$ 100,000																	100,000	$ 100,000			$ 100,000				$ 1,400,000
Distribution Made to Limited Partner, Distributions Paid, Per Unit												$ 0.5200		0.5100		0.5000		0.4890		$ 0.4790	0.4580	0.4380	0.4190	0.4000	0.3825	$ 0.3650	$ 0.3475	$ 0.3312
Common Units Issued Inconnection With The Equity Distribution Agreement																														29,100,000
Proceeds from Issuance of Common Stock									$ 629,000,000																				$ 644,000,000		362,000,000
Fees and Commissions																														$ 8,000,000
Equity Distribution Agreement, maximum aggregate value of common units sold																														2,250,000,000	$ 1,250,000,000
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement																														$ 744,000,000
Partners' Capital Account, Units, Sale of Units									15,500,000																				24,200,000		7,700,000
Sunoco LP [Member]
Distribution Made to Limited Partner, Distributions Paid, Per Unit												$ 0.8255		$ 0.8255		$ 0.8255		$ 0.8173		$ 0.8013	$ 0.7454	$ 0.6934	$ 0.6450	$ 0.6000	$ 0.5457
Common Units Issued Inconnection With The Equity Distribution Agreement																														2,800,000
Equity Distribution Agreement, maximum aggregate value of common units sold				$ 400,000,000
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement																														$ 71,000,000
Common Units Remaining Available to be Issued Under Distribution Reinvestment Plan												328,000,000																	328,000,000	328,000,000			328,000,000
Partners' Capital Account, Units, Sale of Units								5,500,000																								9,100,000
Partners' Capital Account, Sale of Units								$ 213,000,000																								$ 405,000,000
Partners' Capital Account, Units, Sold in Private Placement						2,300,000
Bakken Holdings Company LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest							40.00%
Bakken Holdings Company LLC [Member] | Bakken Pipeline Investments LLC [Member]
Business Acquisition, Percentage of Voting Interests Acquired																																		49.00%
Bakken Holdings Company LLC [Member] | Sunoco Logistics [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					40.00%
Bakken Holdings Company LLC [Member] | ETP [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					60.00%
Class D Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted																														3,080,000
Limited Partners' Capital Account, Units Outstanding												0								2,156,000									0	0	2,156,000		0
Class F Units [Member] | Sunoco [Member]
Partners' Capital Account, Units												40,000,000																	40,000,000	40,000,000			40,000,000
Class H Units [Member]
Partners' Capital Account, Units									50,200,000														50,200,000
Allocation of Profits, Losses and Other by Sunoco, Percent												90.05%																	90.05%	90.05%			90.05%
Class K Units [Member]
Distribution Made to Limited Partner, Distributions Declared, Per Unit												$ 0.67275
Common Stock Held by Subsidiary												$ 101,525,429																	$ 101,525,429	$ 101,525,429			$ 101,525,429
Common Class C [Member] | Sunoco LP [Member]
Partners' Capital Account, Units, Sale of Units																		16,400,000
Common Class C [Member] | Sunoco LP [Member] | Aloha Petroleum LP [Member]
Partners' Capital Account, Units, Sale of Units																		5,200,000
Common Class C [Member] | Sunoco LP [Member] | Indirect wholly-owned subsidiary [Member]
Partners' Capital Account, Units, Sale of Units																		11,200,000
Holdco Transaction [Member] | Class G Units [Member]
Partners' Capital Account, Units																																						90,700,000
PVR Acquisition [Member] | Regency [Member]
Business Combination, Consideration Transferred											$ 5,700,000,000
Payments to Acquire Businesses, Gross											$ 36,000,000
Eagle Rock Midstream Acquisition [Member] | Regency [Member]
Stock Issued During Period, Shares, Acquisitions																														8,200,000
Proceeds from Issuance of Common Stock																														$ 400,000,000
Business Combination, Consideration Transferred																														1,300,000,000
Susser Merger [Member]
Business Combination, Consideration Transferred										$ 875,000,000
Payments to Acquire Businesses, Gross										$ 1,800,000,000
Bakken Pipeline Transaction [Member]
Class I Distributions																							$ 55,000,000							30,000,000
Partners' Capital Account, Units, Redeemed									46,200,000
Business Combination, Consideration Transferred									$ 879,000,000
Bakken Pipeline Transaction [Member] | Parent Company [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									45.00%
Bakken Pipeline Transaction [Member] | Class H Units [Member]
Allocation of Profits, Losses and Other by Sunoco, Percent									90.05%														90.05%
Partners' Capital Account, Units, Redeemed									30,800,000
Bakken Pipeline Transaction [Member] | Class I Units [Member]
Partners' Capital Account, Units									100														100
Bakken Equity Sale [Member]
Payments to Acquire Businesses, Gross					$ 2,000,000,000
Sunoco Retail to Sunoco LP [Member]
Business Combination, Consideration Transferred						$ 2,230,000,000
Payments to Acquire Businesses, Gross						$ 2,200,000,000
Sale of Stock, Number of Shares Issued in Transaction						5,700,000
Permian Express 2 [Member] | Sunoco Logistics [Member]
Proposed Environmental Penalty												$ 100,000																	$ 100,000	$ 100,000			$ 100,000
Additional Units [Member] | Class D Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted																														80,000
March 2015 [Member]
Vesting Schedule, Percent of Class D Units Vesting												30.00%																	30.00%	30.00%			30.00%
March 2018 [Member]
Vesting Schedule, Percent of Class D Units Vesting												35.00%																	35.00%	35.00%			35.00%
March 2020 [Member]
Vesting Schedule, Percent of Class D Units Vesting												35.00%																	35.00%	35.00%			35.00%
Equity Distribution Agreement [Member] | ETP [Member]
Fees and Commissions																														$ 8,000,000
Sunoco Logistics Crude Oil Pipeline [Member] | Sunoco Logistics [Member]
Proposed Environmental Penalty												$ 100,000																	$ 100,000	100,000			$ 100,000
Wortham, Texas Crude Oil Pipeline [Member] | Sunoco Logistics [Member]
Proposed Environmental Penalty												$ 100,000																	100,000	100,000			100,000
Series A Convertible Preferred Units [Member]
Distribution Made to Limited Partner, Distributions Paid, Per Unit												$ 0.285
Series A Convertible Preferred Units (329,295,770 units authorized, issued and outstanding as of December 31, 2016)												$ 180,000,000																	$ 180,000,000	$ 180,000,000			$ 180,000,000
Stock Issued During Period, Shares, New Issues						329,300,000																								329,295,770	0	0
Distribution Made to Limited Partner, Distributions Declared, Per Unit												$ 0.11
Convertible Unit Distribution to ETE Common Units Distribution, Percent												40.00%																	40.00%	40.00%			40.00%
Conversion Price of Preferred Units												$ 6.56																	$ 6.56	$ 6.56			$ 6.56
Series A Convertible Preferred Units [Member] | Mr. McReynolds [Member]
Stock Issued During Period, Shares, New Issues																														21,382,155
Series A Convertible Preferred Units [Member] | Mr. Ramsey [Member]
Stock Issued During Period, Shares, New Issues																														51,317
Series A Convertible Preferred Units [Member] | Mr. McCrea [Member]
Stock Issued During Period, Shares, New Issues																														1,112,728
Series A Convertible Preferred Units [Member] | Mr. Ray Davis [Member]
Stock Issued During Period, Shares, New Issues																														72,042,486
Class E Units [Member] | ETP [Member]
Limited Partners' Capital Account, Units Outstanding												8,900,000																	8,900,000	8,900,000			8,900,000
Class D Units [Member]
Stock Issued During Period, Shares, New Issues																														0	924,000	0
Sunoco Logistics' $2.5 billion revolving credit facility due March 2020 [Member] | Sunoco Logistics [Member]
Line of Credit Facility, Current Borrowing Capacity												$ 2,500,000,000																	$ 2,500,000,000	$ 2,500,000,000			$ 2,500,000,000
Sunoco LP $1.5 Billion Revolving Credit Facility Due September 2019 [Member] | Sunoco LP [Member]
Line of Credit Facility, Current Borrowing Capacity												$ 1,500,000,000																	$ 1,500,000,000	$ 1,500,000,000			$ 1,500,000,000
Subsequent Event [Member]
Partners' Capital Account, Units, Sold in Private Placement			32,200,000
Proceeds from Issuance of Private Placement			$ 580,000,000
Subsequent Event [Member] | Phillips 66 Company [Member] | Dakota Access and ETCOC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		25.00%
Subsequent Event [Member] | Phillips 66 Company [Member] | Bakken Pipeline [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		25.00%
Subsequent Event [Member] | ETP [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	3.30%
Partners' Capital Account, Units, Sold in Private Placement			23,700,000
Proceeds from Issuance of Private Placement			$ 568,000,000
Subsequent Event [Member] | Sunoco LP [Member]
Common Units Issued Inconnection With The Equity Distribution Agreement		400,000
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement		$ 10,000,000
Subsequent Event [Member] | Bakken Pipeline Investments LLC [Member] | Dakota Access and ETCOC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		75.00%
Subsequent Event [Member] | ETP and Sunoco Logistics [Member] | Bakken Pipeline [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		38.25%
Subsequent Event [Member] | MarEn Bakken Company [Member] | Bakken Pipeline [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		36.75%
Minimum [Member] | PennTex [Member]
Distribution Made to Limited Partner, Distributions Paid, Per Unit																														$ 0.2750

[1]	(1) Certain common unitholders elected to participate in a plan pursuant to which those unitholders elected to forego their cash distributions on all or a portion of their common units for a period of up to nine quarters commencing with the distribution for the quarter ended March 31, 2016 and, in lieu of receiving cash distributions on these common units for each such quarter, each said unitholder received Convertible Units (on a one-for-one basis for each common unit as to